Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Adjusted EBITDA(5)
2025	$4,594,369	$5,028,916	$1,238,639	$1,302,765	$487	$157	$88.7	$225.3
2024	5,254,317	9,060,415	1,159,565	2,000,817	366	145	70.4	191.3
2023	5,103,439	3,915,330	1,181,650	942,193	149	123	68.7	174.3
2022	3,417,956	2,277,567	736,045	773,910	122	97	48.1	126.8
2021	2,380,437	1,828,867	352,607	371,171	114	120	16.4	70.2

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to David Little - Chief Executive Officer.mounts represent average compensation actually paid to Non-CEO NEOs - Nick Little, Kent Yee, Paz Maestas, and Chris Gregory.
Peer Group Issuers, Footnote	Reflects a $100 investment in a peer group consisting of Dow Jones US Industrial Supplies Index, NASDAQ Industrial Index and S&P 400 Index.
PEO Total Compensation Amount	$ 4,594,369	$ 5,254,317	$ 5,103,439	$ 3,417,956	$ 2,380,437
PEO Actually Paid Compensation Amount	$ 5,028,916	9,060,415	3,915,330	2,277,567	1,828,867
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to CEO	2025	2024	2023
Summary Compensation Table	$4,594,369	$5,254,317	$5,103,439
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(1,856,223)	(2,700,000)	(2,700,000)
Change in fair value of awards granted during the year that remain unvested as of year-end	449,147	1,424,616	680,014
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	1,854,685	3,958,161	226,935
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(13,062)	1,123,321	604,942
Compensation Actually Paid to CEO	$5,028,916	$9,060,415	$3,915,330

Non-PEO NEO Average Total Compensation Amount	$ 1,238,639	1,159,565	1,181,650	736,045	352,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,302,765	2,000,817	942,193	773,910	371,171
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid to Other NEOs	2025	2024	2023
Summary Compensation Table	$1,238,639	$1,159,565	$1,181,650
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(348,429)	(475,000)	(525,000)
Change in fair value of awards granted during the year that remain unvested as of year-end	71,814	250,621	132,224
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	343,417	873,864	54,792
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(2,676)	191,767	98,527
Average Compensation Actually Paid to NEOs	$1,302,765	$2,000,817	$942,193

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following table sets forth the four principal compensation measures that the Company used to measure the performance of its executive officers, including the NEOs, during 2025.

Key Compensation Performance Measures
Stock price performance
Sales growth (year-over-year)
Adjusted EBITDA
Net Income

Total Shareholder Return Amount	$ 487	366	149	122	114
Peer Group Total Shareholder Return Amount	157	145	123	97	120
Net Income (Loss) Available to Common Stockholders, Basic	$ 88,700,000	$ 70,400,000	$ 68,700,000	$ 48,100,000	$ 16,400,000
Company Selected Measure Amount	225,300,000	191,300,000	174,300,000	126,800,000	70,200,000
Additional 402(v) Disclosure	Reflects a $100 calculated as an investment in DXP Enterprises, Inc. from the beginning to the end of the fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Stock price performance
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Sales growth (year-over-year)
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,856,223)	$ (2,700,000)	$ (2,700,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,147	1,424,616	680,014
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,854,685	3,958,161	226,935
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,062)	1,123,321	604,942
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,429)	(475,000)	(525,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,814	250,621	132,224
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,417	873,864	54,792
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,676)	$ 191,767	$ 98,527